Net Defined Benefits Liability Asset Net defined benefit liability asset of group (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [Abstract]
Description of type of retirement benefit plan	Employees and directors with one or more years of service are entitled to receive a payment upon retirement of their employment, based on their length of service and rate of pay at the time of retirement.	Employees and directors with one or more years of service are entitled to receive a payment upon retirement of their employment, based on their length of service and rate of pay at the time of retirement.
Description of nature of benefits provided by plan	The assets of the plans are measured at their fair value at the end of reporting date.	The assets of the plans are measured at their fair value at the end of reporting date.
Description of significant actuarial assumptions made and method used to calculate actuarial present value of promised retirement benefits	The plan liabilities are measured using the projected unit method, which takes account of projected earnings increases, using actuarial assumptions that give the best estimate of the future cash flows that will arise under the plan liabilities.	The plan liabilities are measured using the projected unit method, which takes account of projected earnings increases, using actuarial assumptions that give the best estimate of the future cash flows that will arise under the plan liabilities.
Description of risks to which plan exposes entity	Most of Defined Benefit Retirement Pension Plans are from local subsidiaries in South Korea. The Group is exposed to various risks through defined benefit retirement pension plan, and the most significant risks are as follows: Volatility of Asset The defined benefit obligation was estimated with a discount rate which is calculated based on the yield of blue chip corporate bonds in Korea. A deficit may occur if the rate of return on plan assets falls short of the discount rate. The plan assets include equity instruments and are exposed to the related volatility and risks. Decrease in Yield of Blue Chip Bonds A decrease in yield of blue chip bonds may result in increase in defined benefit liability although the increase in the value of some debt securities in the defined benefit plan would set it off partially. Risk of Inflation Defined benefit obligations are correlated to the inflation rate; the higher the inflation rate is, the more the liabilities are recognized mainly due to the fact that inflation rate would result in increase of employee salary growth rate. As a result, a deficit may occur in the plan. However, the plan assets are less impacted since the plan assets consist of mainly debt securities with fixed rates and of equity instruments.	Most of Defined Benefit Retirement Pension Plans are from local subsidiaries in South Korea. The Group is exposed to various risks through defined benefit retirement pension plan, and the most significant risks are as follows: Volatility of Asset The defined benefit obligation was estimated with a discount rate which is calculated based on the yield of blue chip corporate bonds in Korea. A deficit may occur if the rate of return on plan assets falls short of the discount rate. The plan assets include equity instruments and are exposed to the related volatility and risks. Decrease in Yield of Blue Chip Bonds A decrease in yield of blue chip bonds may result in increase in defined benefit liability although the increase in the value of some debt securities in the defined benefit plan would set it off partially. Risk of Inflation Defined benefit obligations are correlated to the inflation rate; the higher the inflation rate is, the more the liabilities are recognized mainly due to the fact that inflation rate would result in increase of employee salary growth rate. As a result, a deficit may occur in the plan. However, the plan assets are less impacted since the plan assets consist of mainly debt securities with fixed rates and of equity instruments.
Surplus deficit in plan [Abstract]
Defined benefit obligation	₩ 1,071,170	₩ 984,381
Fair value of plan assets	(1,027,906)	(990,653)
Net defined benefit liability (asset)	₩ 43,264	₩ (6,272)